SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (10K) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Investment in Content [Abstract]
Ultimate revenue life for episodic television series	10 years
Ultimate revenue life for episodic television series, still in production	5 years
Warrant Liability [Abstract]
Warrants outstanding (in shares)	21,041,667	21,041,667
Income Tax [Abstract]
Valuation allowance as a percentage of deferred tax assets (in hundredths)	99.00%	100.00%
Advertising Costs [Abstract]
Advertising expense	$ 3.3	$ 3.4
Net Revenues [Member] | Customer Concentration Risk [Member] | Amazon [Member]
Major Customers and Distribution Facilitators [Abstract]
Concentration risk, percentage (in hundredths)	19.00%	13.60%
Net Revenues [Member] | Customer Concentration Risk [Member] | Entertainment One Films Canada Inc. [Member]
Major Customers and Distribution Facilitators [Abstract]
Concentration risk, percentage (in hundredths)		10.30%
Net Revenues [Member] | Customer Concentration Risk [Member] | Top Five Customers [Member]
Major Customers and Distribution Facilitators [Abstract]
Concentration risk, percentage (in hundredths)	46.20%	42.10%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Sony Pictures Home Entertainment [Member]
Major Customers and Distribution Facilitators [Abstract]
Concentration risk, percentage (in hundredths)	44.00%	43.80%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Netflix [Member]
Major Customers and Distribution Facilitators [Abstract]
Concentration risk, percentage (in hundredths)	21.40%	17.30%
Furniture, Fixtures and Equipment [Member] | Minimum [Member]
Property, Equipment and Improvements [Abstract]
Estimated useful life	3 years
Furniture, Fixtures and Equipment [Member] | Maximum [Member]
Property, Equipment and Improvements [Abstract]
Estimated useful life	7 years
Software [Member]
Property, Equipment and Improvements [Abstract]
Estimated useful life	3 years
Leasehold Improvements [Member]
Property, Equipment and Improvements [Abstract]
Estimated useful life	10 years
Trade Name [Member]
Goodwill and Other Intangible Assets [Abstract]
Estimated useful life	15 years
Websites [Member]
Goodwill and Other Intangible Assets [Abstract]
Estimated useful life	3 years
Supplier Contracts [Member]
Goodwill and Other Intangible Assets [Abstract]
Estimated useful life	7 years
Customer Relationships [Member]
Goodwill and Other Intangible Assets [Abstract]
Estimated useful life	5 years
Accelerated amortization method	The recorded value of our customer relationships is amortized on an accelerated basis over five years, with approximately 60% being amortized over the first two years (through 2014), 20% during the third year and the balance ratably over the remaining useful life.
Percentage of accelerated amortization for first two years (in hundredths)	60.00%
Percentage of accelerated amortization for third years and thereafter (in hundredths)	20.00%
Options on Future Content [Member]
Goodwill and Other Intangible Assets [Abstract]
Estimated useful life	7 years
Accelerated amortization method	The recorded value of our options on future content is amortized based on forecasted future revenues, whereby approximately 50% is being amortized over the first two years (through 2014), 25% during the third year and the balance in decreasing amounts over the remaining four years.
Percentage of accelerated amortization for first two years (in hundredths)	50.00%
Percentage of accelerated amortization for third years (in hundredths)	25.00%
Leases [Member]
Goodwill and Other Intangible Assets [Abstract]
Estimated useful life	2 years